CONVERTIBLE NOTE PAYABLE (Details 1) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Debt Disclosure [Abstract]
Beginning balance	$ 247,034
Increase to derivative due to new issuances	93,496	320,704
Decrease to derivative due to repayments	(35,095)
Derivative loss due to mark to market adjustment	(74,564)	(73,670)
Decrease to derivative due to conversions	(230,871)
Ending balance		$ 247,034